Segment Information	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment Information	SEGMENT INFORMATION
The Company designs, develops, manufactures and markets a broad range of products, including discrete and standard commodity components, ASICs, full custom devices and semi-custom devices and ASSPs for analog, digital, and mixed-signal applications. In addition, the Company further participates in the manufacturing value chain of smartcard products, which includes the production and sale of both silicon chips and smartcards.
The Company's Managing Board which consists of the Chief Executive Officer, Jean-Marc Chery and the Chief Financial Officer, Lorenzo Grandi under the oversight of the Company’s Supervisory Board, is considered to be the Company's Chief Operating Decision Maker (CODM) and reviews the financial information presented on an operating segment basis for purposes of making decisions, assessing financial performance and allocating resources.
On January 10, 2024, the Company announced a new organization to deliver enhanced product development innovation and efficiency, time-to-market as well as customer focus by end market. This new organization implied a change in segment reporting effective from January 1, 2024. Prior year comparative information has been adjusted accordingly.
As of December 31, 2024, the Company’s reportable segments were as follows:
•Analog products, MEMS and Sensors Group ("AM&S"), comprised of ST analog products, MEMS sensors and actuators, and optical sensing solutions.
•Power and discrete products ("P&D"), comprised of discrete and power transistor products.
•Microcontrollers ("MCU"), comprised of general-purpose and automotive microcontrollers, microprocessors, and connected security products (incl. EEPROM).
•Digital ICs and RF Products ("D&RF"), comprised of automotive ADAS, infotainment, RF and communication products.
The Company's reportable segments represent groups of similar products that are combined on the basis of similar design and development requirements, product characteristics and manufacturing processes amongst other factors. Consequently, the Company's reportable segments result from the aggregation of operating segments. The reportable segments also reflect how management allocates resources and measures performance.
Net revenues of “Others” include revenues from sales assembly services and other revenues. For the computation of the segments’ internal financial measurements, the Company uses certain internal rules of allocation for the costs not directly chargeable to the segments, including cost of sales, SG&A expenses and a part of R&D expenses. In compliance with the Company’s internal policies, certain costs are not allocated to the segments, but reported in “Others”. Those comprise unused capacity charges, including incidents leading to power outage, certain unallocated impairment and restructuring charges, management reorganization costs, start-up and phase-out costs, and other unallocated income (expenses) such as: strategic or special R&D programs, certain corporate-level operating expenses, patent claims and litigations, and other costs that are not allocated to reportable segments, as well as operating earnings of other products.
The CODM does not evaluate operating segments performance using discrete asset and significant expenses information. The CODM monitors the cost structure of the Company at the level of organizational functions, while economic performance is assessed through revenues and operating income at the level of reportable segments.
The following tables present the Company’s consolidated net revenues and consolidated operating income by reportable segment.
Net revenues by reportable segment:

	December 31, 2024	December 31, 2023	December 31, 2022
AM&S	4,764	5,478	6,170
P&D	3,126	3,852	3,096
MCU	3,466	5,668	5,269
D&RF	1,898	2,272	1,573
Total net revenues of reportable segments	13,254	17,270	16,108
Others	15	16	20
Total consolidated net revenues	13,269	17,286	16,128
Operating income by reportable segment:

	December 31, 2024	December 31, 2023	December 31, 2022
AM&S	680	1,191	1,606
P&D	458	1,006	679
MCU	499	2,018	1,809
D&RF	564	810	442
Total operating income of reportable segments	2,201	5,025	4,536
Others	(525)	(414)	(97)
Total consolidated operating income	1,676	4,611	4,439

(1)Operating income (loss) of “Others” includes items such as unused capacity charges, including incidents leading to power outage, certain unallocated impairment and restructuring charges, management reorganization costs, start-up and phase-out costs, and other unallocated income (expenses) such as: strategic or special research and development programs, certain corporate-level operating expenses, patent claims and litigations, and other costs that are not allocated to reportable segments (e.g. urgent freight costs, changes in fair value measurement on contingent consideration liabilities), as well as operating earnings of other products.

The reconciliation of operating income of reportable segments to the total consolidated operating income is presented in the below table:

	December 31, 2024	December 31, 2023	December 31, 2022
Total operating income of reportable segments	2,201	5,025	4,536
Impairment loss on intangible assets acquired through business combinations	—	(36)	—
Start-up and phase-out costs	(69)	(134)	(13)
Unused capacity charges	(370)	(120)	(22)
Other unallocated manufacturing results	(63)	(94)	(57)
Gain on sale of non-current assets	2	4	2
Cancellation fees on committed equipment purchases	(18)	—	—
Strategic and other research and development programs and other non-allocated items(1)	(7)	(34)	(7)
Total operating loss Others	(525)	(414)	(97)
Total consolidated operating income	1,676	4,611	4,439

(1)Includes unallocated income and expenses such as certain corporate-level operating expenses and other income (costs) that are not allocated to the reportable segments.
The following is a summary of operations by entities located within the indicated geographic areas for 2024, 2023 and 2022. Net revenues represent sales to third parties from the country in which each subsidiary is domiciled. The Company is incorporated under Dutch law with head offices located in The Netherlands while the Company’s operational office and headquarters are located in Switzerland. Long-lived assets consist of property, plant and equipment, net. A significant portion of property, plant and equipment expenditures is attributable to front-end and back-end facilities, located in the different countries in which the Company operates. As such, the Company mainly allocates capital spending resources according to geographic areas rather than along product segment areas.
Net revenues

	December 31, 2024	December 31, 2023	December 31, 2022
Switzerland	3,944	5,755	4,569
France	147	158	153
Italy	34	54	47
USA	1,668	2,279	1,981
Singapore	6,808	8,138	8,604
Japan	657	890	758
Other countries	11	12	16
Total net revenues	13,269	17,286	16,128

Property, plant and equipment, net

	December 31, 2024	December 31, 2023
Netherlands	4,168	3,996
France	1,617	1,837
Italy	2,233	2,108
Other European countries	162	170
USA	52	59
Singapore	1,384	1,347
China	525	261
Malaysia	464	478
Other countries	272	298
Total property, plant and equipment, net	10,877	10,554